Segments	6 Months Ended
Jun. 30, 2025
Segments [Abstract]
SEGMENTS

NOTE 11:- SEGMENTS

The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, who is the Chief Executive Officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis. There is no expense or asset information, that are supplemental to those disclosed in these financial statements, that are regularly provided to the CODM. The allocation of resources and assessment of performance of the operating segment is based on net loss as shown in the statements of operations. The CODM considers net loss in the annual forecasting process and reviews actual results when making decisions about allocating resources. Since the Company operates as one operating segment, financial segment information, including profit or loss and asset information, can be found in the financial statements